Summary of Significant Accounting Policies (Details) - Schedule of common stock reflected on the balance sheet - USD ($)	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Schedule Of Common Stock Reflected On The Balance Sheet Abstract
Gross proceeds	$ 75,000,000	$ 77,276,860
Less:
Fair value of Public Rights at issuance	(2,550,000)	(2,627,413)
Public shares issuance costs	(4,505,480)	(4,626,437)
Plus: Accretion of carrying value to redemption value	7,055,480	8,237,026
Redeemable ordinary shares subject to possible redemption	$ 75,000,000	$ 78,260,036